Revenue - Schedule of Remaining Performance Obligations (Details)	Dec. 31, 2023 USD ($)
Estimated remaining performance obligation	$ 597,000
Year 2023
Estimated remaining performance obligation	570,000
Year 2024
Estimated remaining performance obligation	$ 27,000